Fees Summary	Aug. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 188,380,566.05
Previously Paid Amount	0.00
Total Fee Amount	28,841.06
Total Offset Amount	0.00
Net Fee	$ 28,841.06